Document And Entity Information	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	ORTHOFIX MEDICAL INC.
Entity Central Index Key	0000884624
Entity Emerging Growth Company	false
Securities Act File Number	0-19961
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1340767
Entity Address, Address Line One	3451 Plano Parkway
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	(214)
Local Phone Number	937-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	OFIX
Security Exchange Name	NASDAQ